RISK MANAGEMENT - Narrative (Details) pensioner in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) pensioner	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of credit risk exposure [line items]
Financial assets	$ 29,149,000,000	$ 5,088,000,000
Percentage of investment assets	100.00%	100.00%	100.00%	100.00%
Fair value asset	$ 44,000,000	$ 146,000,000
Reinsurance receivable	570,000,000	169,000,000
Corporate borrowings	$ 2,160,000,000	$ 693,000,000
Repurchase agreements and cash collateral on securities lent			$ 300,000,000	$ 150,000,000
Repurchase agreements outstanding			$ 0	$ 0
Number of pensioners | pensioner	500
Longevity reinsurance contracts percent	42.00%	71.00%	42.00%	71.00%
Retention percentage of newly developed permanent and term products up to retention limit	100.00%
Equity
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,409,000,000	$ 487,000,000
Percentage of investment assets	4.00%	10.00%	4.00%	10.00%
Revolving credit facility with Brookfield
Disclosure of credit risk exposure [line items]
Term of credit facility provided	3 years
Maximum borrowing capacity	$ 400,000,000
Corporate borrowings	0	$ 0
Revolving credit facility
Disclosure of credit risk exposure [line items]
Maximum borrowing capacity	1,000,000,000
Corporate borrowings	804,000,000
Bilateral revolving credit facilities backed by global banks
Disclosure of credit risk exposure [line items]
Maximum borrowing capacity	500,000,000
Corporate borrowings	$ 356,000,000	37,000,000
Currency risk
Disclosure of credit risk exposure [line items]
Percentage of currency fluctuation	1.00%
Net income impact due to change in value of foreign currency	$ 20,000,000	1,000,000
Other comprehensive income due to change in value of foreign currency	20,000,000	1,000,000
Credit risk
Disclosure of credit risk exposure [line items]
Fair value asset	44,000,000	146,000,000
Credit risk | BAC
Disclosure of credit risk exposure [line items]
Reinsurance receivable	570,000,000	169,000,000
Credit risk | NER Ltd. and NER SPC
Disclosure of credit risk exposure [line items]
Reinsurance receivable	$ 5,600,000,000	$ 6,300,000,000